TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2022
TRANSACTIONS AND BALANCES WITH RELATED PARTIES [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
32	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a)
The Group’s consolidated financial statements as of December 31, 2022 and 2021 include transactions with related parties, the Board of Directors, the Group’s key executives (defined as the Management of Credicorp) and the companies which are controlled by these individuals through their majority shareholding or their role as Chairman or CEO.

b)	The following table shows the main transactions and balances with related parties and individuals as of December 31, 2022 and 2021:

	2022	2021
	S/(000)	S/(000)
Statement of financial position -
Direct loans	1,804,837	1,888,433
Investments (i)	800,021	920,852
Deposits (ii)	(1,138,115)	(970,072)
Derivatives at fair value	336,867	30,026

(i)
During the year 2022, the balance includes mainly S/158.1 million of corporate bonds, S/157.0 million of shares of Alicorp S.A.A.; S/155.3 million of corporate bonds issued by Cementos Pacasmayo S.A., and S/126.8 million of shares of Inversiones Centenario. The decreasse in the balance mainly includes the fluctuation that negatively affected the investments in shares of Inversiones Centenario, and corporative bonds of Alicorp S.A.A. and Cementos Pacasmayo S.A.
During the year 2021, the balance mainly includes S/183.3 million of corporate bonds, S/178.6 million of corporate bonds issued by Cementos Pacasmayo S.A., S/137.7 million of shares of Alicorp S.A.A. and S/184.8 million of shares of Inversiones Centenario.

(ii)	Comprising deposits from legal entities and individuals. As of December 31, 2022 and 2021, the balance corresponds mainly comprises higher deposits held by related parties and individuals.

	2022	2021
	S/(000)	S/(000)
Statement of income
Interest income related to loans	38,896	39,355
Interest expenses related to deposits	(24,143)	(15,999)
Other income	13,232	9,967

Contingent risks and commitments
Indirect loans	433,639	503,880

 As of December 31, 2022, the increase in deposit expenses is mainly due to higher deposits held by related parties and individuals.

c)
All transactions with related parties are made in accordance with normal market conditions available to other customers. As of December 31, 2022 and 2021, direct loans to related parties are secured by collateral, had maturities between January 2022 and June 2029, and accrue an annual average interest rate of 6.86 percent and at an annual foreign currency average interest rate of 4.59 percent (as of December 31, 2021, maturities between January 2022 an December 2029, at an annual soles average interest rate of 6.03 percent and at an annual foreign currency average interest rate of 3.36 percent). Also, as of December 31, 2022 and December 31, 2021, the Group maintains an allowance for loan losses for related parties amounting to S/8.5 million and S/19.7 million, respectively.

d)
As of December 31, 2022 and 2021, directors, officers and employees of the Group have been involved, directly and indirectly, in financial transactions with certain subsidiaries of the Group, as permitted by Peruvian Banking and Insurance Law Nº26702, which regulates and limits certain transactions with employees, directors and officers of a bank or an insurance company. As of December 31, 2022 and 2021, direct loans to employees, directors, key management and family members amounted to S/1,179.2 million and S/1,054.7 million, respectively; they are repaid monthly basis and accrue interest at market rates.

e)	The Group’s key personnel compensation (including the related income taxes assumed by the Group) as of December 31, 2022 and 2021 was as follows:

	2022	2021
	S/(000)	S/(000)

Director’s compensation	7,850	6,862
Senior Management Compensation:
Remuneration	40,201	45,164
Stock awards vested	28,450	10,351
Total	76,501	62,377

f)	As of December 31, 2022 and 2021 the Group holds interests in different funds managed by certain of the Group’s subsidiaries. The details of the funds are presented below:

	2022	2021
	S/(000)	S/(000)
At fair value through profit or loss:
Mutual funds, investment funds and hedge funds
U.S. dollar (i)	626,404	588,330
Bolivianos	163,701	157,332
Colombian pesos	76,535	78,773
Soles(ii)	70,987	45,741
Chilean pesos	5,735	2,140
Total	943,362	872,316

Restricted mutual funds, Note 6(a)(iv)	351,317	365,954

(i)	The increase in the balance mainly comprises the purchase of new shares in participation quotes in investment funds managed by Credicorp Capital S.A. S.A.F.

(ii)	The increase in 2022 compared to 2021 is due to the acquisition of participation quotas in investment funds managed by Credicorp Capital S.A. S.A.F.

g)	The following table presents the main transactions between subsidiaries of de Group, which have been eliminated in the financial statement consolidation process:

	2022	2021
	S/(000)	S/(000)

Statement of financial position -
Direct loans	3,067,625	3,104,188
Investments	163,200	115,642
Deposits	(1,359,011)	(2,917,660)
Derivatives at fair value (*)	17,190	20,392

	2022	2021
	S/(000)	S/(000)

Statement of income
Interest income related to loans	118,627	58,270
Interest expenses related to deposits	(12,972)	(1,499)
Other income	79,743	76,645

Contingent risks and commitments
Indirect loans	440,577	331,920

(*)
Accounts receivable for derivatives held by group companies will be accounts payable for the subsidiaries with which the derivative is agreed and vice versa. These transactions are eliminated from the Statement of Financial Position.